CERTIFICATION

  Pursuant to Rule 497(j) under the Securities Act of 1933, W&R Funds, Inc. (1933 Act File No. 33-45961; 1940 Act File No. 811-6569) ("Registrant") hereby certifies (a) that the respective forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from those contained in Post-Effective Amendment No. 18 ("Amendment No. 18") to its Registration Statement on Form N-1A, which is the Registrant's most recent post-effective amendment, and (b) that Amendment No. 18 was filed electronically.

W&R FUNDS, INC.
Dated: July 31, 2002	By:	/s/Kristen A. Richards
----------------------- Kristen A. Richards Vice President, Secretary and Associate General Counsel